Average Annual Total Returns - Main BuyWrite ETF		12 Months Ended	60 Months Ended	108 Months Ended
		Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024 [2]
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	14.26%
HFRl Equity Hedged Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	11.87%	8.07%	7.13%
Main BuyWrite ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.40%	7.19%	5.53%
Performance Inception Date		Dec. 29, 2015
Main BuyWrite ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.98%	6.25%	4.94%
Main BuyWrite ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.34%	5.28%	4.17%

[1]	The S&P 500 Total Return Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[2]	Performance returns include the performance of the Predecessor Fund’s Class I Shares.
[3]	The HFRI Equity Hedged Index returns are reported with a start date of 12/31/15. Equity Hedge (“EH”) managers are investment managers who maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. EH managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses. Source: Hedge Fund Research.